UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08985

Western Asset Corporate Loan Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: September 30

Date of reporting period: July 1, 2018–June 30, 2019

Item 1. Proxy Voting Record

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ICA File Number: 811-08985
Reporting Period: 07/01/2018 - 06/30/2019
Western Asset Corporate Loan Fund, Inc.

=================== Western Asset Corporate Loan Fund, Inc. ====================

MONTAGE RESOURCES CORP

Ticker:       MR             Security ID:  61179L100
Meeting Date: JUN 14, 2019   Meeting Type: ANNUAL
Record Date:  APR 24, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director 1 Randall M. Albert      FOR       FOR          Management
1.2   Elect Director 2 Mark E. Burroughs, Jr. FOR       FOR          Management
1.3   Elect Director 3 Eugene I. Davis        FOR       FOR          Management
1.4   Elect Director 4 Don Dimitrievich       FOR       FOR          Management
1.5   Elect Director 5 Michael C. Jennings    FOR       FOR          Management
1.6   Elect Director 6 Richard D. Paterson    FOR       FOR          Management
1.7   Elect Director 7 D. Martin Phillips     FOR       FOR          Management
1.8   Elect Director 8 John K. Reinhart       FOR       FOR          Management
1.9   Elect Director 9 Douglas E. Swanson,    FOR       FOR          Management
      Jr.
1.10  Elect Director 10 Robert L. Zorich      FOR       FOR          Management
2     To ratify the appointment of Grant      FOR       FOR          Management
      Thornton LLP as the independent
      registered public accounting firm of
      the Company for the fiscal year ending
      December 31, 2019.
3     To approve the Montage Resources        FOR       FOR          Management
      Corporation 2019 Long-Term Incentive
      Plan.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Corporate Loan Fund Inc.

By:	/s/ Jane Trust Jane Trust Chairman, President and Chief Executive Officer

Date:	August 16, 2019